INCOME TAX - Components of Company's income tax provision (Details)	8 Months Ended
Dec. 31, 2020 USD ($)
Federal
Current	$ 81,422
Deferred	(593,909)
Change in valuation allowance	593,909
Income tax provision	$ 81,422